CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 110,734	$ 47,044
Cost of sales:
Production costs	102,750	41,688
Depreciation and amortization	8,544	2,894
Mine site period costs - Note 2	38,166	47,115
Write-down of inventories - Note 4	13,878	17,924
Total cost of sales	163,338	109,621
Operating expenses:
General and administrative	14,619	21,084
Projects, exploration and development	13,587
Write-off of deposit - Note 5	916
Accretion - Note 13	408	374
Impairment on equipment not in use - Notes 5 and 8	1,777	5,331
Loss from operations	(83,911)	(89,366)
Other expenses:
Interest expense, net of capitalized interest - Note 10	(20,593)	(43,458)
Fair value adjustment to warrants - Notes 12 and 20	14,426	(3,767)
Loss on sale of equipment	(16)
Interest income		199
Loss before income taxes	(90,094)	(136,392)
Income tax benefit - Note 17	1,530	0
Net loss	$ (88,564)	$ (136,392)
Loss per share:
Basic - Note 18 (in dollars per share)	$ (1.47)	$ (3.92)
Diluted - Note 18 (in dollars per share)	$ (1.47)	$ (3.92)
Weighted average shares outstanding:
Basic - Note 18 (in shares)	60,101,499	34,833,211
Diluted - Note 18 (in shares)	60,101,499	34,833,211